TRADING GAINS / (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2016
TRADING GAINS / (LOSSES)
Schedule of trading gains / (losses)

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spot commodity contracts	263,649	166,015	296,809	42,748
Risk and return transfer arrangement	—	(9,301)	(296,678)	(42,731)
Commodity futures contracts	1,532	753	(1,780)	(256)
Trading of physical commodities	804	771	2,840	409
Available-for-sale investments	2,865	8,190	10,695	1,541
Others	—	—	677	98

Total	268,850	166,428	12,563	1,809